Share capital (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2026 CHF (SFr) shares	Mar. 31, 2026 CHF (SFr) shares	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2026 CHF (SFr) SFr / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CHF (SFr) SFr / shares shares	Dec. 31, 2025 CHF (SFr)
Share capital
Number of shares at beginning of period
Number of shares at beginning of period		147,831,814		147,831,814	147,831,814	128,292,969
Sale of treasury ADS's and shares				9,512,234	9,512,234	12,898,903
Movement of shares under liquidity agreement				(28,524)	(28,524)	6,268
Acquisition of shares forfeited from DSPPP						(5,848)
Number of shares at end of period	(61,338,972)		(43,162,204)	(61,338,972)	(61,338,972)	(43,162,204)
Number of shares at end of period	157,315,524		141,192,292	157,315,524	157,315,524	141,192,292
Number of shares reclassed as treasury shares under IFRS 2	(29,904,690)		(29,944,420)	(29,904,690)		(29,944,420)
Number of shares including IFRS 2 shares	127,410,834		111,247,872	127,410,834		111,247,872
Treasury shares | SFr	SFr 921,768			SFr 921,768			SFr 1,014,980
Share sale price | SFr / shares				SFr 0.045		SFr 0.06
Gross proceeds from sale of treasury shares | SFr	353,310	SFr 73,510	SFr 777,546	SFr 426,820		SFr 777,546
Treasury shares sold through At The Market Agreement under form of ADS
Share capital
Sale of treasury ADS's and shares				8,866,680	8,866,680
Share sale price | SFr / shares				SFr 0.045
Gross proceeds from sale of treasury shares				SFr 394,148	$ 498,536
Treasury shares sold under sale agency agreement
Share capital
Sale of treasury ADS's and shares				645,554	645,554
Share sale price | SFr / shares				SFr 0.051
Gross proceeds from sale of treasury shares | SFr				SFr 32,672
Kepler | Treasury shares reserve
Share capital
Treasury shares | SFr	173,475			173,475			144,951
Kepler | Other financial assets
Share capital
Treasury shares | SFr	SFr 3,984			SFr 3,984			SFr 5,130
Common shares
Share capital
Number of shares at beginning of period		218,654,496		218,654,496	218,654,496	184,354,496
Number of shares at end of period	218,654,496		184,354,496	218,654,496	218,654,496	184,354,496
Number of common shares including IFRS 2 shares	218,654,496		184,354,496	218,654,496		184,354,496
Treasury shares
Share capital
Number of shares at beginning of period		(70,822,682)		(70,822,682)	(70,822,682)	(56,061,527)
Sale of treasury ADS's and shares				9,512,234	9,512,234	12,898,903
Movement of shares under liquidity agreement				(28,524)	(28,524)	6,268
Acquisition of shares forfeited from DSPPP						(5,848)
Number of shares at end of period	(61,338,972)		(43,162,204)	(61,338,972)	(61,338,972)	(43,162,204)
Number of shares reclassed as treasury shares under IFRS 2	(29,904,690)		(29,944,420)	(29,904,690)		(29,944,420)
Number of shares including IFRS 2 shares	(91,243,662)		(73,106,624)	(91,243,662)		(73,106,624)
ADS
Share capital
Number of shares at beginning of period
Number of shares at end of period	(21,133,320)			(21,133,320)	(21,133,320)
ADS | Treasury shares sold through At The Market Agreement under form of ADS
Share capital
Share sale price | $ / shares					$ 6.75